Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC)
for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's
Form N-PORT reports are availible on the SEC's website at www.sec.gov.
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
California (100.3%)
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Episcopal Senior
	Communities)	5.000%	7/1/42	1,000	1,073
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,238
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,727
	ABAG Finance Authority for Nonprofit Corps.
	California Revenue (Windemere Ranch
	Infrastructure Financing Program)	5.000%	9/2/32 (4)	1,000	1,272
	Alameda CA Community Improvement
	Commission Successor Agency Tax
	Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,774
	Alameda CA Corridor Transportation Authority
	Revenue	0.000%	10/1/30 (2)	30,375	24,165
	Alameda CA Corridor Transportation Authority
	Revenue	5.000%	10/1/35	1,060	1,297
	Alameda CA Corridor Transportation Authority
	Revenue	5.000%	10/1/36	1,010	1,234
	Alameda CA Corridor Transportation Authority
	Revenue	4.000%	10/1/37 (4)	2,270	2,619
	Alameda CA Corridor Transportation Authority
	Revenue	5.000%	10/1/37	6,745	8,226
	Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	3,345
	Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	4,388
1	Allan Hancock CA Joint Community College GO,
	5.400% coupon rate effective 8/1/2030	0.000%	8/1/42	5,000	4,725
2	Anaheim CA Housing & Public Improvement
	Authority Revenue	5.000%	10/1/37	1,725	2,086
2	Anaheim CA Housing & Public Improvement
	Authority Revenue	5.000%	10/1/38	1,400	1,691
2	Anaheim CA Housing & Public Improvement
	Authority Revenue	5.000%	10/1/39	1,500	1,810
2	Anaheim CA Housing & Public Improvement
	Authority Revenue	5.000%	10/1/45	2,095	2,519
2	Anaheim CA Housing & Public Improvement
	Authority Revenue	5.000%	10/1/45	5,800	6,975
2	Anaheim CA Housing & Public Improvement
	Authority Revenue	5.000%	10/1/50	2,870	3,445
	Anaheim CA Housing & Public Improvements
	Authority Revenue (Electric Utility Distribution
	System)	5.000%	10/1/21 (Prere.)	950	1,014
	Anaheim CA Housing & Public Improvements
	Authority Revenue (Electric Utility Distribution
	System)	5.000%	10/1/21 (Prere.)	1,275	1,362
	Anaheim CA Housing & Public Improvements
	Authority Revenue (Electric Utility Distribution
	System)	5.000%	10/1/36	3,795	4,279

Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/21 (Prere.)	2,250	2,404
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/21	545	580
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/25	2,625	3,220
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/29	2,260	3,082
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/33 (15)	1,850	2,472
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/35 (15)	1,500	1,896
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/36 (15)	4,500	5,674
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,475
Anaheim CA Union High School District GO	4.000%	8/1/42	1,935	2,270
2 Antelope Valley CA Community College District
GO	3.000%	8/1/50	3,250	3,541
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,025	4,558
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	125	142
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,000	4,529
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/23 (Prere.)	2,350	2,679
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/24 (Prere.)	20,260	24,229
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	5,060	6,112
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	8,060	9,678
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	5,595	6,657
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,156
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	19,000	23,258
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,300	1,310
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,500	2,637
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	10,000	10,909
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	15,000	16,440
4 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.300%	3/6/20	4,250	4,250
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/49 (4)	4,000	4,829
Beverly Hills CA Unified School District GO	3.000%	8/1/38	6,560	7,187
Beverly Hills CA Unified School District GO	3.000%	8/1/40	2,660	2,895
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,130	2,504
Burlingame CA Elementary School District GO	3.000%	8/1/42	3,675	3,992

Burlingame CA Financing Authority Lease
Revenue (Community Center Project)	5.000%	7/1/42	1,325	1,727
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	7,045	5,741
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/43	7,925	9,654
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/48	2,000	2,424
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/53	6,600	7,967
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	30
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,295	2,903
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/38	2,250	2,848
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	11,433
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/22 (Prere.)	1,125	1,238
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/35	800	1,029
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,361
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,694
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/22 (Prere.)	1,775	1,969
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/22 (Prere.)	1,225	1,359
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/24 (Prere.)	2,000	2,411
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,947
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,890	6,962
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,622
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	40	50
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	4,755	7,435
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,645	10,771
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,810	6,163
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	6,569
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	17,175	28,492
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/49	16,335	27,771

California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/21 (Prere.)	610	662
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/21 (Prere.)	640	696
California Educational Facilities Authority
Revenue (University of San Francisco)	5.000%	10/1/53	4,000	4,995
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,935
California Enterprise Development Authority
Lease Revenue (Riverside County Library
Facilities Project)	4.000%	11/1/49	1,000	1,154
California Enterprise Development Authority
Lease Revenue (Riverside County Library
Facilities Project)	4.000%	11/1/50	685	789
California GO	5.000%	9/1/20	5,250	5,360
California GO	5.000%	9/1/21	11,000	11,693
California GO	5.000%	4/1/22	19,000	20,670
California GO	5.000%	4/1/23	2,500	2,824
California GO	5.000%	11/1/23	7,000	8,077
California GO	5.000%	11/1/23	1,295	1,494
California GO	5.000%	4/1/24	13,350	15,629
California GO	5.000%	5/1/24	3,000	3,522
California GO	5.000%	8/1/24	1,585	1,877
California GO	4.000%	10/1/24	9,845	11,286
California GO	5.000%	10/1/24	10,000	11,913
California GO	5.000%	10/1/24	2,000	2,383
California GO	5.000%	11/1/24	6,710	8,016
California GO	5.000%	11/1/24	1,935	2,312
California GO	5.000%	3/1/25	7,000	7,022
California GO	4.000%	4/1/25	3,890	4,520
California GO	5.000%	4/1/25	5,000	6,059
California GO	5.000%	3/1/26	5,065	6,104
California GO	4.000%	4/1/26	3,835	4,562
California GO	5.000%	4/1/26	13,895	17,353
California GO	5.000%	8/1/26	7,305	8,928
California GO	5.000%	3/1/27	9,000	10,836
California GO	5.000%	4/1/27	10,025	12,866
California GO	3.500%	8/1/27	9,000	10,687
California GO	5.250%	10/1/27	5,000	5,348
California GO	5.000%	3/1/28	10,000	12,029
California GO	5.000%	4/1/28	3,185	4,195
California GO	5.000%	8/1/28	6,510	8,201
California GO	5.000%	8/1/28	4,375	5,337
California GO	4.000%	9/1/28	6,000	7,173
California GO	5.000%	9/1/28	5,930	7,484
California GO	5.000%	10/1/29	11,450	12,887
California GO	5.000%	10/1/29	4,000	4,975
California GO	5.250%	3/1/30	10,000	10,033
California GO	5.000%	4/1/30	2,200	3,033
California GO	5.000%	8/1/30	21,110	27,259
California GO	5.000%	8/1/30	3,225	4,044
California GO	5.250%	9/1/30	6,000	6,393
California GO	5.000%	4/1/31	7,340	10,328
California GO	5.000%	8/1/31	9,460	11,506
California GO	5.000%	8/1/31	14,040	18,103
California GO	5.000%	9/1/31	1,800	1,911
California GO	5.000%	9/1/31	8,390	10,538

California GO	5.000%	10/1/31	4,500	5,325
California GO	5.000%	10/1/31	7,465	10,103
California GO	5.000%	11/1/31	5,050	6,556
California GO	5.000%	4/1/32	4,000	5,338
California GO	5.000%	4/1/32	2,500	3,595
California GO	4.000%	8/1/32	10,020	11,797
California GO	5.250%	8/1/32 (4)	11,500	16,647
California GO	4.000%	9/1/32	7,550	8,904
California GO	5.000%	9/1/32	2,775	3,482
California GO	5.000%	9/1/32	1,045	1,109
California GO	5.000%	10/1/32	8,790	10,389
California GO	5.000%	10/1/32	7,500	10,128
California GO	5.000%	2/1/33	2,615	2,920
California GO	6.000%	3/1/33	7,000	7,027
California GO	5.000%	4/1/33	10,500	13,979
California GO	5.000%	4/1/33	1,200	1,393
California GO	5.000%	8/1/33	5,000	6,251
California GO	5.000%	8/1/33	2,635	3,093
California GO	3.000%	10/1/33	1,000	1,144
California GO	5.000%	10/1/33	4,000	4,722
California GO	5.000%	9/1/34	2,890	3,612
California GO	3.000%	10/1/34	4,540	5,174
California GO	5.250%	4/1/35	5,000	5,449
California GO	4.000%	8/1/35	10,000	11,717
California GO	4.000%	9/1/35	9,575	11,238
California GO	5.000%	9/1/35	3,265	4,070
California GO	5.000%	10/1/35	7,500	9,233
California GO	5.000%	11/1/35	3,750	4,839
California GO	5.000%	4/1/36	6,250	7,232
California GO	4.000%	8/1/36	10,000	11,697
California GO	5.000%	9/1/36	8,500	9,382
California GO	5.000%	11/1/36	10,000	13,102
California GO	5.000%	4/1/37	9,250	10,696
California GO	5.000%	4/1/37	5,000	5,609
California GO	4.000%	9/1/37	3,000	3,507
California GO	5.000%	11/1/37	15,340	20,036
California GO	4.000%	10/1/39	4,935	6,076
California GO	5.000%	10/1/39	7,615	8,933
California GO	5.000%	11/1/39	10,000	13,018
California GO	3.800%	12/1/39	3,670	4,269
California GO	5.500%	3/1/40	11,500	11,540
California GO	3.850%	12/1/40	3,830	4,460
California GO	5.000%	10/1/41	5,000	5,317
California GO	5.000%	4/1/42	2,000	2,165
California GO	5.000%	9/1/42	8,515	9,357
California GO	3.900%	12/1/42	6,710	7,757
California GO	5.000%	2/1/43	6,265	6,961
California GO	5.000%	4/1/43	6,500	7,257
California GO	5.000%	11/1/43	12,425	14,139
California GO	5.000%	12/1/43	5,335	6,087
California GO	5.000%	5/1/44	5,000	5,787
California GO	5.000%	8/1/45	11,735	14,157
California GO	5.000%	8/1/46	10,000	12,303
California GO	5.000%	10/1/48	12,115	15,592
California GO	5.000%	10/1/49	5,000	6,564
4 California GO TOB VRDO	1.300%	3/6/20	4,840	4,840
4 California GO TOB VRDO	1.300%	3/6/20	6,990	6,990

California GO VRDO	1.070%	3/2/20 LOC	8,000	8,000
California GO VRDO	1.180%	3/2/20 LOC	8,300	8,300
California GO VRDO	1.060%	3/6/20 LOC	21,705	21,705
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,363
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,300	1,407
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	2,700	3,024
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	5,010	5,537
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,066
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,606
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,345
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	6,283
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	6,250
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,025	5,826
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,864
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,500	9,136
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/32	1,640	2,213
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,302
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,180
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,444
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,727
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	675	805
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/33	675	804
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,815	8,619
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,505	4,951
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/49	10,000	12,297
4 California Health Facilities Financing Authority
Revenue (City of Hope Medical Center) TOB
VRDO	1.250%	3/6/20	8,000	8,000
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,306
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,221

California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	7,003
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	8,455
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	16,369
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/47	5,000	8,236
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	15,320	20,851
4 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.120%	3/6/20	11,500	11,500
4 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.150%	3/6/20	10,025	10,025
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	6,076
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	7,000	8,366
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/56	23,205	28,438
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,188
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,299
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,539
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,510	2,768
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	774
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,904
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,773
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/24 (Prere.)	2,605	3,109
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,838
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	3,420	4,020
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	1,000	1,157
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	3,045	3,461
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/25	10,000	12,251

California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	5.000%	10/1/27	3,000	3,878
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,187
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,503
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/29	5,080	6,634
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	4.000%	11/15/40	3,500	4,096
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,475
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,341
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	4,000	4,095
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,500	1,956
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,000	1,299
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	7,312
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/42	7,400	8,618
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,820
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	26,559
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	11,130	13,721
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	26,010	32,065
California Housing Finance Agency Revenue	4.000%	3/20/33	9,975	12,045
California Housing Finance Agency Revenue	4.250%	1/15/35	2,860	3,583
California Housing Finance Agency Revenue	2.500%	2/1/38	1,750	1,835
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,075	3,872
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	6,188
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/44	7,000	9,175
California Infrastructure & Economic
Development Bank Revenue	5.000%	8/1/49	4,165	5,423
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,307
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,100	6,979
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	4.000%	5/15/40	5,505	6,334

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/28	1,220	1,537
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/29	1,290	1,623
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/47	5,085	6,470
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/52	5,000	6,320
4 California Infrastructure & Economic
Development Bank Revenue (University of
California) TOB VRDO	1.130%	3/6/20	7,500	7,500
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/42	1,000	1,080
California Municipal Finance Authority
Multifamily Housing Revenue (Park Western
Housing LP)	2.650%	8/1/36	8,214	8,710
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	1.100%	3/2/20	15,600	15,600
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,580
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,629
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	5,203
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,255
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	5,000	5,588
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/33	625	774
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/34	1,125	1,390
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,406
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,786
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/32	225	285
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/34	750	947
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/36	250	314
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/38	300	375
California Municipal Finance Authority Revenue
(Channing House Project)	4.000%	5/15/40	6,500	7,629
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/47	3,000	3,597
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	1,800	2,259

California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	2,370	2,945
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,830
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/47	9,200	11,146
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	750	922
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,750	2,141
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,800	2,189
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	6,030	7,212
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,990
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	4.000%	7/1/47	5,000	5,601
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/37	930	1,170
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	781
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/41	5,520	6,551
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	2,014
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/47	3,050	3,526
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/29	390	512
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/30	275	366
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/31	2,910	3,942
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20 (ETM)	2,420	2,447
California Municipal Finance Authority Revenue
(University of San Diego) PUT	1.750%	8/1/26	2,000	2,064
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,963
California Municipal Finance Authority Student
Housing Revenue (CHF -Davis I LLC)	4.000%	5/15/48 (15)	5,000	5,694
California Municipal Finance Authority Student
Housing Revenue (CHF -Riverside I LLC)	5.000%	5/15/40	3,525	4,365
California Municipal Finance Authority Student
Housing Revenue (CHF -Riverside I LLC)	5.000%	5/15/40	1,500	1,895
California Municipal Finance Authority Student
Housing Revenue (CHF -Riverside I LLC)	5.000%	5/15/43	2,445	3,008
California Municipal Finance Authority Student
Housing Revenue (CHF -Riverside I LLC)	5.000%	5/15/52	10,000	12,182

California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,962
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	4.000%	8/1/47	5,000	5,750
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	5.000%	8/1/47	5,250	6,521
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/29	7,095	9,309
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,583
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,803
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,453
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,470	3,888
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	4/1/31	1,000	1,266
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/31	2,500	3,164
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,543
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	540	623
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,548
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/27	5,000	6,524
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	7,081
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,590
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,701
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,507
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,509
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/44	4,000	5,254
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/36	1,300	1,493
California School Finance Authority Revenue
(Educational Facilities)	5.000%	6/1/50	2,120	2,449
California School Finance Authority Revenue
(Granada Hills Charter High School Obligated
Group)	5.000%	7/1/49	2,000	2,332
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/48	3,025	3,652
California State University Systemwide Revenue	5.000%	11/1/24	1,645	1,970
California State University Systemwide Revenue	5.000%	11/1/30	10,675	13,359
California State University Systemwide Revenue	5.000%	11/1/30	2,500	3,074
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,334
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,433
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,327
California State University Systemwide Revenue	5.000%	11/1/32	6,610	8,243

California State University Systemwide Revenue	5.000%	11/1/33	3,580	4,257
California State University Systemwide Revenue	4.000%	11/1/37	2,275	2,625
California State University Systemwide Revenue	5.000%	11/1/37	8,750	9,708
California State University Systemwide Revenue	5.000%	11/1/37	10,000	10,695
California State University Systemwide Revenue	5.000%	11/1/37	5,025	6,785
California State University Systemwide Revenue	4.000%	11/1/38	1,410	1,624
California State University Systemwide Revenue	5.000%	11/1/38	4,040	4,941
California State University Systemwide Revenue	5.000%	11/1/38	4,015	5,397
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,448
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,197
California State University Systemwide Revenue	5.000%	11/1/47	8,620	10,424
California State University Systemwide Revenue	5.000%	11/1/47	6,105	7,641
California State University Systemwide Revenue	5.000%	11/1/48	4,900	6,305
California State University Systemwide Revenue	5.000%	11/1/50	6,000	7,688
California State University Systemwide Revenue	5.000%	11/1/51	6,070	7,935
California State University Systemwide Revenue
PUT	1.600%	11/1/26	3,500	3,661
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/48	5,000	6,025
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,114
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,570
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,035	2,512
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,783
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/33	1,350	1,717
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.500%	3/1/38	625	684
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	5,140
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/48	3,000	3,711
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West) PUT	5.000%	3/1/27	3,000	3,752
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,119
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,430
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,165
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20 (Prere.)	7,200	7,406

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	13,705	16,403
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24 (Prere.)	310	371
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,637
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,706
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,161
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/43	1,500	1,857
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,636
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/48	7,000	8,635
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,525	1,835
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,580
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	12/1/53	2,500	3,041
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	12/1/57	3,775	4,579
4 California Statewide Communities Development
Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	4,925	5,552
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,465	16,754
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	1,680	2,287
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/34	680	866
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/35	800	1,016
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/36	780	989
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/37	520	658
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/38	500	631
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	1,800	2,130
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,660
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,032

California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	955
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/21 (Prere.)	11,025	11,859
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,422
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	3,500	4,218
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,500	3,002
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	4,445	5,267
Campbell CA Union High School District GO	5.000%	8/1/35	1,000	1,259
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	691
Carlsbad CA Unified School District GO	4.000%	5/1/33	685	822
Carlsbad CA Unified School District GO	4.000%	5/1/34	690	823
Carlsbad CA Unified School District GO	3.000%	8/1/42	2,730	2,965
Carlsbad CA Unified School District GO	3.125%	8/1/48	6,000	6,518
Centinela Valley CA Union High School District
GO	6.000%	8/1/23 (Prere.)	3,000	3,539
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	3,000	3,422
Central CA Unified School District GO	4.000%	8/1/48	8,400	9,602
Central School District San Bernardino
California GO	5.000%	8/1/47	3,350	4,061
Central School District San Bernardino
California GO	4.000%	8/1/48	3,945	4,583
Ceres CA Unified School District GO	5.000%	8/1/51 (15)	5,000	6,083
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,418
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	3,067
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	1,293
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,696
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	3,986
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,100	1,282
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,662
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,106
Chico CA Unified School District GO	4.000%	8/1/35	1,880	2,154
Chico CA Unified School District GO	3.000%	8/1/44	8,000	8,523
Chula Vista CA Elementary School District BAN	0.000%	8/1/23	2,000	1,944
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,477
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,396
1 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/36	1,810	1,788

1 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/37	2,475	2,438
1 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/38	2,150	2,112
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,000	1,269
Clovis CA Wastewater System Revenue	5.000%	8/1/38 (15)	2,235	2,825
Coast CA Community College District GO	4.000%	8/1/32	540	680
Coast CA Community College District GO	4.000%	8/1/33	1,125	1,410
Coast CA Community College District GO	4.000%	8/1/34	250	312
Colton CA Joint Unified School District GO	4.000%	8/1/32 (15)	1,340	1,559
Compton CA Unified School District COP	5.000%	6/1/30 (15)	300	374
Compton CA Unified School District COP	4.000%	6/1/37 (15)	520	607
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,518
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,338
Contra Costa CA Community College District
GO	5.000%	8/1/23 (Prere.)	3,600	4,134
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,206
Corona-Norco CA Unified School District GO	4.000%	8/1/49	3,000	3,513
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,493
4 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.200%	3/6/20 (15)	3,505	3,505
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,504
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,325	3,914
East Bay CA Municipal Utility District Water
System Revenue VRDO	1.000%	3/6/20	1,100	1,100
East Bay CA Regional Park District GO	5.000%	9/1/25	175	176
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/29 (4)	1,000	1,138
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/30 (4)	2,000	2,254
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/31 (4)	2,000	2,232
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/32 (4)	1,500	1,660
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/33 (4)	1,500	1,646
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/35 (4)	5,995	6,532
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,300	6,209
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	4,422
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/39	2,030	2,504
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	1.190%	3/2/20	600	600
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,246
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,387
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,903
El Camino CA Community College District GO	5.000%	8/1/48	6,550	8,338
El Camino CA Healthcare District GO	4.000%	8/1/34	5,000	5,933
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,738
El Segundo CA Unified School District GO	3.000%	8/1/46	3,875	4,119
El Segundo CA Unified School District GO	3.125%	8/1/48	4,530	4,844

	Encinitas CA Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/27	1,000	1,094
	Escondido CA GO	5.000%	9/1/30	2,030	2,469
	Evergreen CA School District Election GO	4.000%	8/1/39	330	392
2	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/33	4,890	4,964
4,5 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue	3.050%	4/15/34	1,645	1,813
5	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue	2.350%	12/15/35	4,990	5,325
	Folsom Ranch CA Financing Authority Special
	Tax Revenue	5.000%	9/1/33	530	633
	Folsom Ranch CA Financing Authority Special
	Tax Revenue	5.000%	9/1/38	845	1,002
	Folsom Ranch CA Financing Authority Special
	Tax Revenue	5.000%	9/1/48	1,675	1,966
	Foothill-De Anza CA Community College District
	GO	0.000%	8/1/22 (14)	3,850	3,769
	Foothill-De Anza CA Community College District
	GO	0.000%	8/1/23 (14)	3,590	3,477
	Foothill-De Anza CA Community College District
	GO	0.000%	8/1/25 (14)	2,390	2,264
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	6.000%	1/15/24 (Prere.)	6,675	8,034
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	6.500%	1/15/43	2,200	2,640
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	5.750%	1/15/46	13,500	15,763
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	3.500%	1/15/53	3,500	3,808
1	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue, 6.850% coupon
	rate effective 1/15/2024	0.000%	1/15/42	9,000	10,213
5	Freddie Mac ML -05	3.350%	11/25/33	1,989	2,228
	Fresno CA Joint Powers Financing Authority
	Lease Revenue	5.000%	4/1/35 (4)	1,000	1,229
	Fresno CA Unified School District GO	4.000%	8/1/31	450	529
	Fresno CA Unified School District GO	4.000%	8/1/32	550	646
	Fresno CA Unified School District GO	4.000%	8/1/33	750	879
	Fresno CA Unified School District GO	4.000%	8/1/34	800	933
	Fresno CA Unified School District GO	4.000%	8/1/35	850	990
	Fresno CA Unified School District GO	4.000%	8/1/36	1,000	1,163
	Fresno CA Unified School District GO	4.000%	8/1/37	850	986
	Fresno CA Unified School District GO	4.000%	8/1/39	1,540	1,780
	Gilroy CA School Facilities Finance Authority
	Revenue	5.000%	8/1/23 (Prere.)	5,000	5,742
	Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,354
	Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,163
	Gilroy CA Unified School District GO	4.000%	8/1/37	1,100	1,277
	Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,591
	Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	9,160
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/25	4,120	4,954
	Golden State Tobacco Securitization Corp.
	California Revenue	0.000%	6/1/28 (2)	10,045	8,943
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/30	5,250	6,789

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/31	6,500	8,374
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	2,260	2,901
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,365	1,746
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,999
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	14,015	16,697
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,686
Grossmont CA Union High School District GO	0.000%	8/1/30	6,550	5,484
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	10,935	12,763
Hartnell CA Community College District GO	4.000%	8/1/47	4,165	4,853
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,428
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	4,101
Hayward CA Unified School District GO	5.000%	8/1/33 (15)	1,335	1,744
Hayward CA Unified School District GO	5.000%	8/1/34 (15)	1,000	1,302
Hayward CA Unified School District GO	4.000%	8/1/43 (15)	3,000	3,575
Hayward CA Unified School District GO	5.000%	8/1/44 (15)	1,045	1,325
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	4,050	4,795
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,257
Imperial CA Community College District GO	0.000%	8/1/30 (15)	2,125	1,647
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,765	3,424
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,010	4,803
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	6,315
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/32 (15)	1,000	1,250
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/34 (15)	1,060	1,315
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/38 (15)	500	613
Inglewood CA Unified School District GO	4.000%	8/1/26 (15)	250	295
Inglewood CA Unified School District GO	5.000%	8/1/31 (15)	500	621
Inglewood CA Unified School District GO	5.000%	8/1/32 (15)	420	521
Inglewood CA Unified School District GO	4.000%	8/1/36 (15)	500	578
Irvine CA Facilities District No. 2013-3 Special
Tax Revenue	5.000%	9/1/51 (4)	1,250	1,513
Irvine CA Unified School District Community
Facilities District No. 09 -1 Special Tax
Revenue	5.000%	9/1/37	265	323
Irvine CA Unified School District Community
Facilities District No. 09 -1 Special Tax
Revenue	4.000%	9/1/40	350	408
Irvine CA Unified School District Community
Facilities District No. 09 -1 Special Tax
Revenue	5.000%	9/1/42	400	483
Irvine CA Unified School District Community
Facilities District No. 09 -1 Special Tax
Revenue	5.000%	9/1/47	1,000	1,200
Irvine CA Unified School District Community
Facilities District No. 09 -1 Special Tax
Revenue	4.000%	9/1/49 (15)	1,110	1,314

Irvine CA Unified School District Community
Facilities District No. 09 -1 Special Tax
Revenue	5.000%	9/1/51	1,000	1,191
Irvine CA Unified School District Community
Facilities District No. 09 -1 Special Tax
Revenue	4.000%	9/1/54 (15)	2,750	3,226
4 Irvine Ranch CA Water District Revenue TOB
VRDO	1.130%	3/6/20	4,160	4,160
Jurupa CA Unified School District GO	4.000%	8/1/43	8,000	9,575
La Quinta CA Redevelopment Agency
Successor Agency Tax Allocation	5.000%	9/1/32 (4)	2,000	2,279
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,233
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,607
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,237
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,546
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,160	5,723
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/32 (4)	3,220	4,179
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/34 (4)	2,000	2,570
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/31	330	388
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/33	400	469
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/30	625	806
Livermore Valley CA Water Financing Authority
Revenue	4.000%	7/1/43	3,000	3,519
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/32 (4)	1,640	2,133
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,483
Long Beach CA Community College District GO	0.000%	8/1/34	2,830	2,136
Long Beach CA Community College District GO	4.000%	8/1/45	2,000	2,350
Long Beach CA Community College District GO	4.000%	8/1/49	4,400	5,145
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,235	1,606
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,575	2,218
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	3,090	4,678
6 Long Beach CA Finance Authority Natural Gas
Purchase Revenue, 67% of 3M USD LIBOR +
1.430%	2.563%	11/15/26	1,800	1,846
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,908
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,215	5,740
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,510	1,799
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,155	2,556
Long Beach CA Harbor Revenue	5.000%	5/15/47	4,995	6,168
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,677
Long Beach CA Unified School District GO	3.000%	8/1/39	2,840	3,135
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	5,000	5,096
Los Angeles CA Community College District GO	5.000%	8/1/28	4,100	4,852
Los Angeles CA Community College District GO	5.000%	8/1/28	3,510	4,154
Los Angeles CA Community College District GO	5.000%	8/1/29	5,000	5,913

Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,499
Los Angeles CA Community College District GO	4.000%	8/1/31	1,865	2,226
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,969
Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,308
Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,157
Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,783
Los Angeles CA Community College District GO	4.000%	8/1/36	5,400	6,390
Los Angeles CA Community College District GO	4.000%	8/1/37	5,000	5,510
Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	5,018
Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,176
Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,966
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,222
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,034
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,000	1,277
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,404
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,135	2,825
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	5,140	6,138
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	2,150	2,838
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	2,100	2,772
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/49	5,000	6,401
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/33	3,000	4,095
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/34	4,000	5,434
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/35	3,660	4,950
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/36	3,000	4,041
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/37	3,195	4,285
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/38	695	930
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/39	3,250	4,330
2 Los Angeles CA Department of Airports
Revenue (Los Angeles International Airport)	5.000%	5/15/40	4,000	5,320
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	5,989
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	5,000	6,703
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,380	1,711
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	4,675	6,278
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,030	9,441
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,928

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,065	6,721
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	3,025	4,053
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	6,699
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	9,020	11,922
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,088
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	10,969
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,175
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,790	4,667
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,765	6,025
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,694
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,700	2,196
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	4,675	5,899
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,640	2,121
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	5,000	5,480
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,500	3,146
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,835	2,248
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	4,345	5,589
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,000	1,288
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,100	4,770
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,073
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,020	2,465
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,480
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,708
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,114
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	6,640	8,551
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,477
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	16,145
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	1,375	1,667

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	3,030
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/49	8,285	10,668
Los Angeles CA Department of Water & Power
Revenue VRDO	1.090%	3/2/20	16,100	16,100
Los Angeles CA Department of Water & Power
Revenue VRDO	1.190%	3/2/20	1,300	1,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.970%	3/6/20	10,400	10,400
Los Angeles CA Department of Water & Power
Revenue VRDO	0.980%	3/6/20	31,610	31,610
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,468
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,951
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,812
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,815
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/44	15,500	20,036
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,240	3,801
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,792
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,435	3,072
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/31	1,565	1,822
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/32	1,525	1,774
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	6,107
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/33	1,765	2,051
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,932
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,000	1,141
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,422
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,682
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,582
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,360
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,146
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,719
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,010	1,290
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	4,141
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	3,181
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	5,000	6,049
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,660	2,105
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,656
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,183
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	10,000	12,610
Los Angeles County CA Public Works
Financing Authority Revenue	5.000%	12/1/34	2,000	2,382
Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	7,515	8,958

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,539
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,928
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,075	6,340
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,264
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,592
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,014
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,512
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/45	1,150	1,395
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/49	5,035	6,554
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,882
Los Angeles County CA School District GO	5.000%	7/1/30 (15)	2,820	3,695
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	2,084
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	4,110	5,588
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	5,030	6,804
Los Angeles County CA Unified School District
GO	3.000%	1/1/34	4,780	5,328
Los Rios CA Community College District GO	4.000%	8/1/34	4,500	5,398
Los Rios CA Community College District GO	3.000%	8/1/44	3,850	4,102
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	11,300
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	5,166
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	5,889
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	7,058
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	1,745	1,780
Madera CA Unified School District GO	0.000%	8/1/28 (14)	2,680	2,369
Manteca CA Redevelopment Agency Tax
Allocation Revenue	4.000%	10/1/34 (15)	500	618
Marin CA Community College District GO	4.000%	8/1/35	700	824
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,754
Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,283
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,881
Martinez CA Unified School District GO	4.000%	8/1/48	3,000	3,429
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	6,533
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,590	6,874
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,414
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/45	3,050	4,041
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/49	2,700	3,553

Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,568
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,856
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	7,226
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	3,360	3,642
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/31	1,675	2,129
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,918
Morgan Hill CA Unified School District GO	4.000%	8/1/47	8,490	9,925
Mount San Antonio CA Community College
District GO	5.000%	8/1/33	1,125	1,530
Mount San Antonio CA Community College
District GO	5.000%	8/1/39	2,525	3,367
Mount San Antonio CA Community College
District GO	4.000%	8/1/49	6,200	7,447
Mountain View-Whisman CA School District
COP	4.000%	6/1/30	675	794
Mountain View-Whisman CA School District
COP	4.000%	6/1/32	1,500	1,758
Napa Valley CA Unified School District GO	4.000%	8/1/34 (4)	1,630	1,927
1 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/33	2,500	2,742
1 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/34	2,000	2,188
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,553
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,365
New Haven CA Unified School District GO	4.000%	8/1/36	500	600
New Haven CA Unified School District GO	4.000%	8/1/37	70	84
New Haven CA Unified School District GO	4.000%	8/1/39	420	499
New Haven CA Unified School District GO	3.000%	8/1/49	3,500	3,733
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,968
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	3,849
Newport Mesa CA Unified School District GO	5.000%	8/1/21	2,500	2,637
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	3,097
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	755
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,470
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	713
Norco CA Financing Authority Enterprise
Revenue	4.000%	10/1/49	1,300	1,548
North Orange County CA Community College
District GO	3.000%	8/1/38	1,000	1,102
North Orange County CA Community College
District GO	3.000%	8/1/39	1,000	1,099
North Orange County CA Community College
District GO	3.000%	8/1/40	1,000	1,092
Northern California Energy Authority Commodity
Supply Revenue PUT	4.000%	7/1/24	5,000	5,599
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,120	1,198
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,424

Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,865	2,277
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,690	1,200
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,990	1,413
Norwalk-La Mirada CA Unified School District
GO	5.000%	8/1/44	4,320	5,354
Norwalk-La Mirada CA Unified School District
GO	4.000%	8/1/47	5,105	5,948
Oakland CA GO	5.000%	1/15/29	1,640	1,998
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	1,000	1,083
Oakland CA Unified School District GO	5.000%	8/1/30 (15)	900	1,093
Oakland CA Unified School District GO	5.000%	8/1/31	755	931
Oakland CA Unified School District GO	4.000%	8/1/33 (4)	3,450	4,086
Oakland CA Unified School District GO	4.000%	8/1/34 (4)	2,545	3,005
Oakland CA Unified School District GO	4.000%	8/1/35 (4)	1,000	1,177
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,420
Oakland CA Unified School District GO	5.000%	8/1/40	500	596
Oceanside CA Unified School District GO	0.000%	8/1/25 (ETM)	755	720
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,110	5,750
Orange County CA Water District COP	2.000%	8/15/23	5,000	5,179
Orange County CA Water District Revenue	4.000%	8/15/34	650	821
Palmdale CA School District GO	3.000%	8/1/49	3,000	3,178
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	217
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,103
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,904
Palomar CA Community College District GO	5.000%	8/1/34	1,000	1,289
4 Palomar CA Community College District GO
TOB VRDO	1.150%	3/6/20	3,091	3,091
Palomar Pomerado Health California COP	6.000%	11/1/20 (Prere.)	3,800	3,932
Palomar Pomerado Health California COP	4.000%	8/1/36	5,085	5,757
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,624
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,100	3,129
Palomar Pomerado Health California GO	4.000%	8/1/33	4,085	4,700
Palomar Pomerado Health California GO	5.000%	8/1/34	1,100	1,334
Palomar Pomerado Health California GO	4.000%	8/1/35	4,270	4,865
Palomar Pomerado Health California GO	0.000%	8/1/36	5,025	3,387
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,902
Palomar Pomerado Health California Revenue	5.000%	11/1/42	3,000	3,583
Palomar Pomerado Health California Revenue	5.000%	11/1/47 (4)	4,000	4,909
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,609
Pasadena CA Unified School District GO	5.000%	5/1/22 (Prere.)	4,000	4,378
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,875
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	4,012

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	942
Pleasanton CA Unified School District GO	4.000%	8/1/42	7,300	8,564
Poway CA Unified School District GO	0.000%	8/1/33	5,010	3,995
Poway CA Unified School District GO	0.000%	8/1/33	990	789
Poway CA Unified School District GO	0.000%	8/1/34	8,130	6,288
Poway CA Unified School District GO	0.000%	8/1/46	10,000	5,125
3 Poway CA Unified School District GO	0.000%	8/1/51	10,000	4,421
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,200	1,338
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,325	2,591
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	903
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,825	2,020
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	2,040	2,256
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,182
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,335	2,935
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,450	4,319
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,760	2,190
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31	1,350	1,487
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33	980	1,078
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,735	2,100
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/36	600	658
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,110
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,216
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	730
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	3,152
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/23 (4)	600	691
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/30 (4)	1,000	1,350
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/32 (4)	1,000	1,342
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/33 (4)	2,105	2,819

Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	12,034
Riverside CA Community College District GO	3.000%	8/1/34	580	646
Riverside CA Community College District GO	3.000%	8/1/37	1,100	1,216
Riverside CA Community College District GO	3.000%	8/1/40	3,750	4,095
Riverside CA Electric Revenue VRDO	1.050%	3/6/20 LOC	185	185
Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,847
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,580
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,970
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,064
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,510
Riverside CA Unified School District GO	4.000%	8/1/32	2,250	2,718
Riverside CA Unified School District GO	4.000%	8/1/33	1,350	1,627
Riverside CA Unified School District GO	3.000%	8/1/36	800	870
Riverside CA Unified School District GO	3.000%	8/1/37	1,800	1,955
Riverside CA Water Revenue	5.000%	10/1/43	4,305	5,637
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/44	10,090	11,845
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	6,064
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	6,076
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,671
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/32 (15)	820	1,030
4 Riverside County CA Public Financing Authority
Tax Allocation Revenue TOB VRDO	1.250%	3/6/20 (15)	2,420	2,420
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,676
1 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/41 (15)	2,000	2,257
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,436
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	4,150
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	1,786
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	4,374
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,267
Robla CA School District GO	5.000%	8/1/44 (4)	2,170	2,693
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	8,777
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,635	1,756
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,500	3,149
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,454
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/39	500	590

Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/43	1,190	1,395
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,209
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,310
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	2,442
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	1,280	1,319
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,287
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,295
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,316
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,596
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/17/23	2,500	2,826
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/15/25	2,500	3,023
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/36	1,370	1,398
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	3,125	3,189
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/36	2,245	2,864
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/48	10,000	12,384
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/48	5,000	6,183
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	1.070%	3/6/20	6,370	6,370
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	653
Sacramento County CA Airport Revenue	5.000%	7/1/33	1,660	2,146
Sacramento County CA Airport Revenue	5.000%	7/1/34	1,275	1,651
Sacramento County CA Airport Revenue	5.000%	7/1/34	2,000	2,581
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,515	3,251
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,000	2,576
Sacramento County CA Airport Revenue	5.000%	7/1/38	1,330	1,706
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,750	9,530
Sacramento County CA Airport Revenue	5.000%	7/1/41	3,500	4,292
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,217
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,762
San Bernardino CA City Unified School District
COP	5.000%	10/1/31 (4)	1,000	1,307
San Bernardino CA City Unified School District
COP	5.000%	10/1/32 (4)	1,365	1,772
San Bernardino CA City Unified School District
COP	5.000%	10/1/34 (4)	2,360	3,039
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	4,310

San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	3,562
San Bernardino CA City Unified School District
GO	4.000%	8/1/42 (4)	4,500	5,269
San Bernardino CA Community College District
GO	5.000%	8/1/25 (Prere.)	3,500	4,317
San Bernardino CA Community College District
GO	3.000%	8/1/41	6,000	6,489
San Bernardino CA Community College District
GO	0.000%	8/1/44	5,000	2,687
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	8,738
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/24	2,000	2,388
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/25	4,000	4,940
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/26	2,000	2,546
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/27	3,500	4,581
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,365
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	1,000	1,114
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	1,000	1,156
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/25	1,000	1,195
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/26	1,000	1,231
San Diego CA Association of Governments
Capital Grant Receipts Revenue	1.800%	11/15/27	1,250	1,275
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/42	4,130	5,101
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,188
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,657
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,794
San Diego CA Community College District GO	4.000%	8/1/32	3,935	4,665
San Diego CA Community College District GO	0.000%	8/1/36	8,000	6,032
San Diego CA Community College District GO	0.000%	8/1/38	3,510	2,498
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,050	6,302
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	7,039
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,265
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,233
San Diego CA Unified School District GO	0.000%	7/1/32	1,110	893
San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,386
San Diego CA Unified School District GO	0.000%	7/1/34	3,500	2,368
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,399
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,672
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,369
San Diego CA Unified School District GO	4.000%	7/1/45	8,050	9,177
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	5,435
San Diego CA Unified School District GO	4.000%	7/1/47	12,765	14,968
San Diego CA Unified School District GO	0.000%	7/1/49	1,000	497
San Diego CA Unified School District GO	4.000%	7/1/49	10,250	12,347

4 San Diego CA Unified School District GO TOB
VRDO	1.300%	3/6/20	4,795	4,795
San Diego County CA COP	5.000%	10/15/28	1,445	1,722
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	1,570	1,907
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,058
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	1,250	1,562
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/27	1,645	2,111
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,246
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	1,245	1,676
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/29	1,245	1,676
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	1,355	1,859
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	1,355	1,859
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/32	1,500	2,038
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/33	1,075	1,449
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,754
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,000	1,345
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	1,325	1,789
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/36	1,500	2,009
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/37	1,530	2,048
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/38	1,400	1,867
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/39	1,375	1,829
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,043
2 San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	2,325	3,085
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/42	5,390	6,797
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,982
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/44	5,925	7,776
San Diego County CA Regional Transportation
Commission Revenue	5.000%	4/1/44	2,800	3,758
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/22 (Prere.)	1,500	1,636
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,916
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,240	6,553
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,500	10,526

San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,559
San Francisco CA Bay Area Rapid Transit
District GO	3.000%	8/1/49	12,600	13,778
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/35	2,900	3,469
San Francisco CA City & County COP	3.000%	4/1/30	2,500	2,807
San Francisco CA City & County COP	3.000%	4/1/31	2,500	2,771
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,830
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,462
San Francisco CA City & County COP	4.000%	4/1/45	11,755	13,687
San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,573
San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,962
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,560
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,030	1,287
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,244
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/33	3,145	4,186
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	5,500	6,150
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,943
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	16,120	19,772
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/47	175	218
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	4,600	5,810
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/50	17,130	22,030
4 San Francisco CA City & County Multi-Family
Housing Revenue (1500 Mission Street
Apartments) TOB VRDO	1.500%	3/6/20	8,100	8,100
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.890%	4/1/20 LOC	10,000	9,998
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	11/1/33	1,500	1,784
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,266
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	3,000	3,925
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,431
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,603
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	7,000	9,109
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/37	2,080	2,699
4 San Francisco CA City & County Public Utilities
Commission Wastewater Revenue TOB
VRDO	1.300%	3/6/20	8,660	8,660
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	5,000	5,365

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,205	1,293
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,100	1,180
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,473
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	10,000	10,945
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	4,000	4,378
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	950	1,040
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	1,860	2,036
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	8,000	8,864
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	2,040	2,511
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	2,430	2,980
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	1,015	1,245
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	1,125	1,244
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,831
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,576
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,652
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,000	6,320
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,010	4,818
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	8,000	9,473
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,055
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,220
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,490
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	1,029
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	4,021
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	8,465

2 San Jacinto CA Unified School District CP	5.000%	9/1/27 (4)	1,140	1,453
2 San Jacinto CA Unified School District CP	5.000%	9/1/40 (4)	1,075	1,415
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,000	8,761
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	5,619
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,375	5,850
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,888
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,010	11,734
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/44	2,270	2,694
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/49	500	592
San Jose CA Airport Revenue	5.000%	3/1/42	2,140	2,666
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	2,750	2,805
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	850	867
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/35	4,100	5,239
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,318
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	12,039
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,913
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	4,395
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,679
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/29 (4)	760	982
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/34 (4)	1,155	1,462
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	2,835	3,013
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	5,620	5,973
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	2,103
San Marcos CA Unified School District GO	4.000%	8/1/33	3,500	4,192
San Marcos CA Unified School District GO	5.000%	8/1/35	5,000	6,373
San Marcos CA Unified School District GO	5.000%	8/1/36	2,000	2,541
1 San Mateo CA Union High School District GO,
6.875% coupon rate effective 9/1/2034	0.000%	9/1/46	3,280	3,133
San Mateo County CA Community College
District GO	5.000%	9/1/39	1,000	1,340
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,623
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	8,955	10,465
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,851

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,470
San Mateo County CA Mid -Peninsula Water
District COP	4.000%	12/1/46	2,000	2,304
San Mateo Foster City CA Public Financing
Authority Street & Flood Control Revenue	4.000%	5/1/45	3,000	3,574
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	5.000%	8/1/49	6,000	7,806
San Mateo -Foster City CA School District GO	4.000%	8/1/45	5,000	5,657
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,064
San Rafael CA Elementary School District GO	4.500%	8/1/42	2,645	3,244
San Rafael CA Elementary School District GO	5.000%	8/1/43	2,550	3,198
San Rafael CA Elementary School District GO	4.000%	8/1/47	1,350	1,574
San Rafael CA High School District GO	3.000%	8/1/47	2,225	2,422
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,490
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,962
San Ysidro CA School District COP	5.000%	9/1/47 (15)	2,045	2,235
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/41	2,000	2,351
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,898
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	1,222
Santa Barbara CA Unified School District GO	4.000%	8/1/31	985	1,192
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,207
Santa Clara CA Financing Authority Revenue	4.000%	5/15/33	2,500	2,866
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38	2,765	3,071
Santa Clara CA Financing Authority Revenue	3.125%	5/1/47	4,165	4,522
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,000	4,058
Santa Clara CA Unified School District GO	3.000%	7/1/31	1,395	1,558
Santa Clara CA Unified School District GO	3.000%	7/1/31	4,460	4,981
Santa Clara CA Unified School District GO	3.000%	7/1/32	1,490	1,652
Santa Clara CA Unified School District GO	3.000%	7/1/34	1,705	1,862
Santa Clara CA Unified School District GO	3.000%	7/1/37	2,955	3,171
Santa Clara CA Unified School District GO	3.000%	7/1/38	3,225	3,453
Santa Clara CA Unified School District GO	4.000%	7/1/41	5,000	5,838
4 Santa Clara County CA Financing Authority
Revenue TOB VRDO	1.300%	3/6/20	6,340	6,340
Santa Clarita CA Community College District
GO	3.000%	8/1/36	750	824
Santa Clarita CA Community College District
GO	3.000%	8/1/41	950	1,026
Santa Clarita CA Community College District
GO	4.000%	8/1/41	6,850	7,898
Santa Clarita CA Community College District
GO	3.000%	8/1/49	9,855	10,512
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,420
Santa Monica CA Community College District
GO	4.000%	8/1/35	1,050	1,279
Santa Monica CA Community College District
GO	4.000%	8/1/36	1,250	1,517
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/38	400	478

Santa Rosa CA High School District GO	5.000%	8/1/36 (4)	550	683
Santa Rosa CA High School District GO	5.000%	8/1/37 (4)	470	582
Santa Rosa CA High School District GO	5.000%	8/1/39 (4)	1,125	1,388
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,358
Sierra CA Joint Community College District
School Facilities District No. 4 GO	4.000%	8/1/53	3,350	3,915
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,565
Simi Valley CA Unified School District GO	0.000%	8/1/32 (4)	1,720	1,373
Simi Valley CA Unified School District GO	4.000%	8/1/35	1,245	1,501
Simi Valley CA Unified School District GO	5.000%	8/1/44	1,000	1,271
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	995	1,082
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,495	2,714
Solano County CA Community College District
GO	5.000%	8/1/37	1,050	1,329
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/42 (4)	1,300	1,691
2 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/43	1,500	1,833
2 South San Francisco CA Public Financing
Authority Lease Revenue	4.000%	6/1/46	1,500	1,824
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,600	4,582
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,845
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	8,110	9,715
Southwestern California Community College
District GO	4.000%	8/1/34	375	447
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	8,344
Southwestern California Community College
District GO	4.000%	8/1/47	7,940	9,252
State Center California Community College
District GO	4.000%	8/1/42	2,315	2,725
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,176
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/31 (15)	1,525	2,005
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/36 (15)	2,000	2,585
Stockton CA Public Financing Authority Water
Revenue	4.000%	10/1/37 (15)	1,000	1,176
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/23 (Prere.)	2,160	2,582
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	5,110
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,910
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,438
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,466

Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,499
Sweetwater CA Unified High School District GO	5.000%	8/1/33	165	198
Sweetwater CA Unified High School District GO	5.000%	8/1/34	900	1,075
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,887
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,545	3,127
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/38 (4)	3,115	3,857
Temecula Valley CA Unified School District GO	4.500%	8/1/35 (15)	3,000	3,405
Temecula Valley CA Unified School District GO	4.625%	8/1/37 (15)	3,785	4,297
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,059
Tulare CA Local Health Care District GO	4.000%	8/1/31 (15)	1,250	1,566
Tulare CA Local Health Care District GO	4.000%	8/1/35 (15)	1,825	2,256
Tulare CA Local Health Care District GO	4.000%	8/1/39 (15)	3,275	3,985
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,718
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,073
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,189
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,516
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,445	5,100
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,290
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,974
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/36	360	446
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/38	500	616
Union CA Sanitary District Finance Authority
Revenue	4.000%	9/1/40	500	613
Union CA Sanitary District Finance Authority
Revenue	3.000%	9/1/45	1,375	1,497
Union CA Sanitary District Finance Authority
Revenue	3.000%	9/1/50	1,500	1,614
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	1,760	2,156
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	12,050
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	7,525	8,525
University of California Revenue	5.000%	5/15/21 (Prere.)	2,230	2,346
University of California Revenue	5.000%	5/15/21 (Prere.)	1,560	1,641
University of California Revenue	5.000%	5/15/23 (Prere.)	1,550	1,761
University of California Revenue	5.000%	5/15/23 (Prere.)	2,325	2,641
University of California Revenue	5.000%	5/15/30	1,000	1,133
University of California Revenue	5.000%	5/15/31	2,130	2,659
University of California Revenue	5.000%	5/15/32	7,925	9,597
University of California Revenue	5.000%	5/15/32	1,010	1,259
University of California Revenue	5.000%	5/15/33	2,675	3,023
University of California Revenue	4.000%	5/15/34	5,000	5,754
University of California Revenue	4.000%	5/15/34	7,000	8,414
University of California Revenue	4.000%	5/15/34	7,000	7,869
University of California Revenue	5.000%	5/15/34	2,975	3,129
University of California Revenue	5.000%	5/15/34	4,820	6,327
University of California Revenue	4.000%	5/15/35	5,000	6,001
University of California Revenue	5.000%	5/15/35	2,080	2,187

University of California Revenue	5.000%	5/15/35	7,475	9,795
University of California Revenue	5.000%	5/15/36	5,250	6,679
University of California Revenue	5.000%	5/15/37	3,535	4,488
University of California Revenue	5.250%	5/15/37	3,500	4,108
University of California Revenue	5.000%	5/15/38	10,000	11,256
University of California Revenue	5.000%	5/15/40	50	50
University of California Revenue	5.000%	5/15/40	5,000	5,970
University of California Revenue	5.000%	5/15/40	2,000	2,627
University of California Revenue	5.000%	5/15/41	10,330	12,653
University of California Revenue	5.000%	5/15/43	3,500	4,481
University of California Revenue	4.000%	5/15/46	13,280	15,258
University of California Revenue	5.000%	5/15/47	15,000	18,683
University of California Revenue	5.000%	5/15/47	1,000	1,249
University of California Revenue	5.000%	5/15/48	11,500	14,649
University of California Revenue	5.000%	5/15/52	8,000	9,888
University of California Revenue PUT	5.000%	5/15/23	6,500	7,378
4 University of California Revenue TOB VRDO	1.300%	3/6/20	10,235	10,235
4 University of California Revenue TOB VRDO	1.300%	3/6/20	12,100	12,100
University of California Revenue VRDO	1.180%	3/2/20	14,360	14,360
University of California Revenue VRDO	1.190%	3/2/20	3,300	3,300
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/42	5,000	5,491
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/47	5,000	5,936
Val Verde CA Unified School District COP	5.000%	3/1/32 (4)	750	956
Val Verde CA Unified School District COP	5.000%	3/1/33 (4)	1,000	1,271
Val Verde CA Unified School District COP	5.000%	3/1/35 (4)	2,445	3,095
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,339
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	900
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,377
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	6,613
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,616
Walnut Valley CA Unified School District GO	0.000%	8/1/36	1,000	684
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,939
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	875	953
Washington Township CA Health Care District
Revenue	5.000%	7/1/31	500	635
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	1,080	1,316
Washington Township CA Health Care District
Revenue	4.000%	7/1/35	2,170	2,440
Washington Township CA Health Care District
Revenue	5.000%	7/1/36	500	628
Washington Township CA Health Care District
Revenue	4.000%	7/1/48	750	833
West Contra Costa CA Unified School District
GO	5.250%	8/1/21 (Prere.)	7,000	7,464
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (14)	7,650	6,159
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,575

West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,447
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,220
West Valley-Mission CA Community College
District GO	4.000%	8/1/33	1,400	1,761
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,150	2,453
Western Placer CA Unified School District GO	5.000%	8/1/42 (15)	6,350	7,928
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	720	903
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,253
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	5,064
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	1.000%	3/6/20 LOC	8,300	8,300
4 Yosemite CA Community College District GO
TOB VRDO	1.150%	3/6/20	5,091	5,091
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,220
				5,446,670
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	1,005	918
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	2,332	1,992
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,994	1,615
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,326	1,470
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	6,001	6,655
				12,650
Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,154
Total Tax-Exempt Municipal Bonds (Cost $4,959,761)				5,460,474
Other Assets and Liabilities -Net (-0.5%)				(29,828)
Net Assets (100%)				5,430,646
Cost rounded to $000.

1 Step bond.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 29, 2020.
3 Securities with a value of $656,000 have been segregated as initial margin for open futures contracts.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate value of these securities was $128,967,000, representing 2.4% of net assets.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

California Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR - Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).

California Long-Term Tax-Exempt Fund

(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
(20) NATL (National Public Financial Guarantee Corporation).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(525)	(114,622)	(892)
Ultra 10-Year U.S. Treasury Note	June 2020	(131)	(19,679)	(239)
Ultra Long U.S. Treasury Bond	June 2020	(11)	(2,283)	(62)
				(1,193)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of

California Long-Term Tax-Exempt Fund

variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
February 29, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,460,474	—	5,460,474
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	622	—	—	622
1 Represents variation margin on the last day of the reporting period.